Note 5 - Blanket Zimbabwe Indigenisation Transaction (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
	Shareholding	Effective interest & NCI recognised	NCI subject to facilitation loan	Balance of facilitation loan #
USD				September 30, 2024	December 31, 2023
NIEEF	16%	3.2%	12.8%	7,139	8,489
Community Trust	10%	10.0%	0.0%	–	–
BETS ~	10%	-*	-*	3,866	4,908
	36%	13.2%	12.8%	11,005	13,397

Disclosure of movement in dividend loan [text block]
	2024	2023

Balance at January 1	13,397	15,026
Interest incurred	440	259
Dividends used to repay loan	(2,832)	(1,888)
Balance at September 30	11,005	13,397